Liquidity and Going Concern	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity and Going Concern

Note 2- Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the discharge of liabilities in the normal course of business for the foreseeable future.

As reflected in the accompanying consolidated financial statements, the Company incurred a net loss of $7.91 million and recorded a cash outflow from operating activities of $9.15 million for the year ended March 31, 2026 and its accumulated deficit was $23.48 million. These factors raised substantial doubt about the Company’s ability to continue as a going concern for the twelve months following issuance of the consolidated financial statements.

On April 7, 2025, the Company completed its initial public offering of 3,750,000 ordinary shares at a public offering price of US$4.00 per share. On April 17, 2025, the Company received net cash proceeds from the offering of approximately US$13.5 million. In December 2025, the Company entered into a purchase agreement pursuant to which it may sell up to $100.0 million of ordinary shares from time to time over a 36-month period. In April 2026, the Company completed an equity financing for gross proceeds of approximately $1.73 million. In May 2026, the Company obtained a loan from a bank of approximately $1.4 million to support the Company’s working capital needs.

The Company is attempting to improve its business profitability, its ability to generate sufficient cash flow from its operations to meet its operating needs on a timely basis, obtain additional working capital funds through debt and equity financing in order to meet its anticipated cash requirements. Based on the current operating plan, management believes that the cash from operations, existing cash, cash equivalents, and bank loans are sufficient to fund the Company’s operating activities, capital expenditures and other obligations for the next 12 months.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraphs and eventually secure other sources of financing and achieve profitable operations. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might result from this uncertainty.